Segmented information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
21.	Segmented information:

Revenue is earned through the sale of the Company’s commercialized products. During the year ended December 31, 2017, the sale of AGGRASTAT® accounted for 84% of total revenue. During the years ended December 31, 2016 and 2015, the sale of AGGRASTAT® accounted for more than 90% of total revenue.

The Company recognizes segmentation based on geography as follows:

Year ended December 31, 2017	Europe	Rest of World	Total

Revenue	$10,953	$13,055	$24,008
Cost of goods sold	2,974	3,802	6,776

Gross margin	7,979	9,253	17,232
Gross margin %	73%	71%	72%

Year ended December 31, 2016	Europe	Rest of World	Total

Revenue	$10,931	$14,325	$25,256
Cost of goods sold	2,585	3,725	6,310

Gross margin	8,346	10,600	18,946
Gross margin %	76%	74%	75%

Year ended December 31, 2015	Europe	Rest of World	Total

Revenue	$10,572	$10,338	$20,910
Cost of goods sold	3,191	3,396	6,587

Gross margin	7,381	6,942	14,323
Gross margin %	70%	67%	68%

During the years ended December 31, 2017, 2016 and 2015, there were two customers that individually accounted for more than 10% of total revenue. In 2017, these customers accounted for 24% and 20% of total revenue (2016 – 20% and 23%; 2015 – 19% and 28%).

Property and equipment by geographic area were as follows:

As at December 31	2017	2016

Europe	$87	$116
Rest of World	329	432

	$416	$548

Intangible assets by geographic area were as follows:

As at December 31	2017	2016

Europe	$27,265	$23,647
Rest of World	541	705

	$27,806	$24,352